Valuation and Qualifying Accounts (Details) (Deferred Income Tax Asset Valuation Allowance, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Asset Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of the year	$ 1,487	$ 1,381
Charged to Expenses	0	106
Deductions	(186)	0
Balance at end of the year	$ 1,334	$ 1,487